Partners' Capital and Distributions (Quarterly Distributions) (Details) (USD $)	0 Months Ended	12 Months Ended	0 Months Ended
	Feb. 13, 2012	Dec. 31, 2014	May 15, 2012	Aug. 14, 2012	Nov. 14, 2012	Feb. 14, 2013	May 15, 2013	Aug. 14, 2013	Nov. 14, 2013	Feb. 14, 2014	May 15, 2014	Aug. 14, 2014	Nov. 14, 2014	Feb. 13, 2015
Distribution of Q4 2011 earnings (pro-rated) [Member]
Limited Partners' Capital Account [Line Items]
Date of record		Feb. 03, 2012
Distribution date		Feb. 13, 2012
Distribution per unit	$ 0.0670 [1]
Distribution of Q1 2012 earnings [Member]
Limited Partners' Capital Account [Line Items]
Date of record		May 07, 2012
Distribution date		May 15, 2012
Distribution per unit			$ 0.3725
Distribution of Q2 2012 earnings [Member]
Limited Partners' Capital Account [Line Items]
Date of record		Aug. 06, 2012
Distribution date		Aug. 14, 2012
Distribution per unit				$ 0.3825
Distribution of Q3 2012 earnings [Member]
Limited Partners' Capital Account [Line Items]
Date of record		Nov. 05, 2012
Distribution date		Nov. 14, 2012
Distribution per unit					$ 0.3925
Distribution of Q4 2012 earnings [Member]
Limited Partners' Capital Account [Line Items]
Date of record		Feb. 04, 2013
Distribution date		Feb. 14, 2013
Distribution per unit						$ 0.4025
Distribution of Q1 2013 earnings [Member]
Limited Partners' Capital Account [Line Items]
Date of record		May 06, 2013
Distribution date		May 15, 2013
Distribution per unit							$ 0.4300
Distribution of Q2 2013 earnings [Member]
Limited Partners' Capital Account [Line Items]
Date of record		Aug. 05, 2013
Distribution date		Aug. 14, 2013
Distribution per unit								$ 0.4400
Distribution of Q3 2013 earnings [Member]
Limited Partners' Capital Account [Line Items]
Date of record		Nov. 05, 2013
Distribution date		Nov. 14, 2013
Distribution per unit									$ 0.4500
Distribution of Q4 2013 earnings [Member]
Limited Partners' Capital Account [Line Items]
Date of record		Feb. 04, 2014
Distribution date		Feb. 14, 2014
Distribution per unit										$ 0.4650
Distribution of Q1 2014 earnings [Member]
Limited Partners' Capital Account [Line Items]
Date of record		May 05, 2014
Distribution date		May 15, 2014
Distribution per unit											$ 0.4950
Distribution of Q2 2014 earnings [Member]
Limited Partners' Capital Account [Line Items]
Date of record		Aug. 04, 2014
Distribution date		Aug. 14, 2014
Distribution per unit												$ 0.5350
Distribution of Q3 2014 earnings [Member]
Limited Partners' Capital Account [Line Items]
Date of record		Nov. 04, 2014
Distribution date		Nov. 14, 2014
Distribution per unit													$ 0.5750
Subsequent Event [Member] | Distribution of Q4 2014 earnings [Member]
Limited Partners' Capital Account [Line Items]
Date of record		Feb. 03, 2015
Distribution date		Feb. 13, 2015
Distribution per unit														$ 0.6200

[1]	* Calculated as the $0.3625 minimum quarterly distribution, prorated based on the length of time during the three months ended December 31, 2011, that was subsequent to our initial public offering.